Apollo Technology Capital Corporation – Loan Receivable, Exchange, and Equity Investment - Schedule of Carrying Value Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Value Summary [Line Items]
Loan receivable – gross principal		$ 16,648,253
Allowance for credit losses		(16,648,253)
Net loan receivable
Apollo Technology Capital Corporation [Member]
Schedule of Carrying Value Summary [Line Items]
Equity investment in Apollo (at cost)	6,525,000
Payable to Apollo	$ 1,399,579